Leases - Right of use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Net book value at beginning of the year	£ 452	£ 449
Exchange differences	(2)	(19)
Additions	144	155
Disposals	(6)	(6)
Acquisition of companies and businesses	4	1
Depreciation charge	(123)	(120)
Reclassification to property, plant and equipment	(8)	(8)
Net book value at end of the year	461	452
Land and buildings
Leases
Net book value at beginning of the year	178	182
Exchange differences	(2)	(8)
Additions	61	63
Disposals	(2)	(3)
Acquisition of companies and businesses	4	1
Depreciation charge	(57)	(57)
Net book value at end of the year	182	178
Vehicles
Leases
Net book value at beginning of the year	273	266
Exchange differences		(11)
Additions	83	91
Disposals	(4)	(3)
Depreciation charge	(65)	(62)
Reclassification to property, plant and equipment	(8)	(8)
Net book value at end of the year	279	273
Other equipment
Leases
Net book value at beginning of the year	1	1
Additions		1
Depreciation charge	£ (1)	(1)
Net book value at end of the year		£ 1